FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Dec. 31, 2022
FAIR VALUE MEASUREMENTS [abstract]
Schedule of Fair Value of Financial Instruments

	Carrying value				Fair value
December 31, 2022	Fair Value through OCI	Fair value through profit or loss	Amortized cost	Total	Level 1	Level 2	Level 3	Carrying value approximates Fair Value
Financial assets measured at Fair Value
Investments in equity securities	$78	$-	$-	$78	$78	$-	$-	$-
Trade receivables concentrate sales	-	21,455	-	21,455	-	21,455	-	-
Metal forward sales contracts asset		18		18		18		-
	$78	$21,473	$-	$21,551	$78	$21,473	$-	$-

Financial assets not measured at Fair Value
Cash and cash equivalents	$-	$-	$80,493	$80,493	$-	$-	$-	$80,493
Trade receivables doré sales	-	-	2,522	2,522	-	-	-	2,522
Other receivables	-	-	7,443	7,443	-	-	-	7,443
	$-	$-	$90,458	$90,458	$-	$-	$-	$90,458

Financial liabilities measured at Fair Value
Foreign exchange forward contracts liability	-	(270)	-	(270)	-	(270)	-	-
	$-	$(270)	$-	$(270)	$-	$(270)	$-	$-

Financial liabilities not measured at Fair Value
Trade payables	$-	$-	$(72,571)	$(72,571)	$-	$-	$-	$(72,571)
Payroll payable	-	-	(22,967)	(22,967)	-	-	-	(22,967)
Credit facilities	-	-	(177,020)	(177,020)	-	(180,000)	-	-
Convertible debentures	-	-	(42,155)	(42,155)	-	(46,138)	-	-
Other payables	-	-	(31,519)	(31,519)	-	-	-	(31,519)
	$-	$-	$(346,232)	$(346,232)	$-	$(226,138)	$-	$(127,057)

	Carrying value				Fair value
December 31, 2021	Fair Value through OCI	Fair value through profit or loss	Amortized cost	Total	Level 1	Level 2	Level 3	Carrying value approximates Fair Value
Financial assets measured at Fair Value
Investments in equity securities	$496	$-	$-	$496	$496	$-	$-	$-
Trade receivables concentrate sales	-	23,298	-	23,298	-	23,298	-	-
Fuel hedge contracts asset	-	1,619	-	1,619	-	1,619	-	-
	$496	$24,917	$-	$25,413	$496	$24,917	$-	$-

Financial assets not measured at Fair Value
Cash and cash equivalents	$-	$-	$107,097	$107,097	$-	$-	$-	$107,097
Trade receivables doré sales	-	-	2,420	2,420	-	-	-	2,420
Other receivables	-	-	4,424	4,424	-	-	-	4,424
	$-	$-	$113,941	$113,941	$-	$-	$-	$113,941

Financial liabilities measured at Fair Value
Interest rate swap liability	$(78)	$-	$-	$(78)	$-	$(78)	$-	$-
Metal forward sales contracts liability	-	(2,547)	-	(2,547)	-	(2,547)	-	-
Fuel forward contracts liability	-	(508)	-	(508)	-	(508)	-	-
	$(78)	$(3,055)	$-	$(3,133)	$-	$(3,133)	$-	$-

Financial liabilities not measured at Fair Value
Trade payables	$-	$-	$(80,925)	$(80,925)	$-	$-	$-	$(80,925)
Payroll payable	-	-	(23,311)	(23,311)	-	-	-	(23,311)
Credit facilities	-	-	(117,082)	(117,082)	-	(120,000)	-	-
Convertible debentures	-	-	(40,407)	(40,407)	-	(50,614)	-	-
Other payables	-	-	(44,427)	(44,427)	-	-	-	(44,427)
	$-	$-	$(306,152)	$(306,152)	$-	$(170,614)	$-	$(148,663)